AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 5.9%
	United States Treasury Bill
$4,750,000	0.000%, 5/27/2021	$4,748,727
	TOTAL U.S. TREASURY BILLS (Cost $4,748,459)	4,748,727
	U.S. TREASURY NOTES — 26.9%
	United States Treasury Note
4,750,000	2.125%, 1/31/2021	4,756,950
12,000,000	2.250%, 2/15/2021	12,028,872
4,750,000	1.250%, 3/31/2021	4,762,673

	TOTAL U.S. TREASURY NOTES (Cost $21,532,158)	21,548,495

Number of Shares
	SHORT-TERM INVESTMENTS — 20.0%
9,041,834	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	9,041,834
3,507,671	Goldman Sachs Funds PLC - US Liquid Reserves Fund - Administration Share Class, 0.01%[1,2,3]	3,507,671
3,507,830	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.03%[1,2,3]	3,507,830
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,057,335)	16,057,335

	TOTAL INVESTMENTS — 52.8% (Cost $42,337,952)	42,354,557

	Other Assets in Excess of Liabilities — 47.2%	37,900,268
	TOTAL NET ASSETS — 100.0%	$80,254,825

PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.

[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2020, the aggregate value of those securities was $7,015,501, representing 8.7% of net assets.

[3]	All or a portion of this investment is a holding of AXS Managed Futures Strategy Fund Limited.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

		Pay/Receive				Unrealized
		Total Return on	Financing	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate[1]	Date	Value	(Depreciation)
Deutsche Bank	AXS Financial Futures Index	Receive	0.50% of Notional Value	1/31/22	$108,681,777	$(4,877,851)
Deutsche Bank	AXS Physical Futures Index[2]	Receive	0.50% of Notional Value	9/30/21	149,797,894	(1,145,303)
Morgan Stanley	Single CTA Program Total Return Swap[2]	Receive	One month USD Libor plus 0.27% of the notional value	3/9/22	15,168,322	103,304
Morgan Stanley	ALPHAS Managed Accounts Platform XC Limited-Laplace Segregated Portfolio[2]	Receive	0.45% of Notional Value	2/12/21	21,424,296	47,387
TOTAL SWAP CONTRACTS						$(5,872,463)

[1]	Financing rate is based upon predetermined notional amounts.

[2]	This investment is a holding of the AXS Managed Futures Strategy Fund Limited.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
860	2 year Euro-Schatz	Deutsche Bank	Aug-21	$118,042,224	$(63,909)
385	2 year US Treasury Notes	Deutsche Bank	Mar-21	85,018,930	48,254
466	10 year Australian Treasury Bond Future	Deutsche Bank	Mar-21	52,911,786	189,039
210	Eurodollar	Deutsche Bank	Dec-21	52,284,123	4,556
158	10 year US Treasury Notes	Deutsche Bank	Mar-21	21,759,948	43,287

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(359)	Euro-BUND	Deutsche Bank	Aug-21	$(78,039,766)	$(339,995)
(244)	10 year Canadian Govt Bond	Deutsche Bank	Mar-21	(28,545,785)	(103,240)

OPTIONS ON CURRENCY					Unrealized
		Expiration	Strike	Notional	Appreciation
Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
Call	USD/EUR	Jan-21	$1.23	$110,843,935	$627,197
Put	JPY/USD	Feb-21	97.50	104,854,743	6,460
Call	GBP/EUR	Feb-21	0.98	92,323,876	1,510
Put	NOK/EUR	Mar-21	10.20	75,600,539	474,721
Put	USD/GBP	May-21	1.15	47,167,640	-
Call	USD/EUR	Feb-21	1.29	46,209,851	11,976
Put	JPY/USD	Jan-21	97.00	44,713,919	(87,023)
Call	NOK/EUR	Dec-21	12.15	42,015,656	58
Put	JPY/USD	May-21	93.50	41,911,767	-
Put	JPY/EUR	Jun-21	118.50	41,278,539	-
Call	CAD/USD	Mar-21	1.45	40,070,783	3
Put	CAD/EUR	Mar-21	1.47	30,613,381	5,807
Put	AUD/EUR	Mar-21	1.58	30,613,381	332,313
Call	CAD/USD	Dec-21	1.40	30,507,307	181
Put	JPY/GBP	Mar-21	116.00	28,810,949	-
Put	JPY/AUD	Dec-21	69.50	25,266,716	241
Put	JPY/AUD	Jan-21	70.00	22,464,724	-

Written
Call	USD/EUR	Jan-21	$1.23	$(110,843,935)	$(627,197)
Put	JPY/USD	Feb-21	97.50	(104,854,743)	(6,460)
Call	GBP/EUR	Feb-21	0.98	(92,323,876)	(1,510)
Put	NOK/EUR	Mar-21	10.20	(75,600,539)	(474,721)
Put	JPY/USD	Mar-21	97.50	(51,794,628)	(15,974)
Put	USD/GBP	May-21	1.15	(47,167,640)	-
Call	USD/EUR	Feb-21	1.29	(46,209,851)	(11,976)
Put	JPY/USD	Jan-21	97.00	(44,713,919)	(2)
Call	NOK/EUR	Dec-21	12.15	(42,015,656)	(58)
Put	JPY/USD	May-21	93.50	(41,911,767)	-
Put	JPY/EUR	Jun-21	118.50	(41,278,539)	-
Call	CAD/USD	Mar-21	1.45	(40,070,783)	(3)
Put	AUD/EUR	Mar-21	1.58	(30,613,381)	(332,313)
Put	CAD/EUR	Mar-21	1.47	(30,613,381)	(5,807)
Call	CAD/USD	Dec-21	1.40	(30,507,307)	(181)
Put	JPY/GBP	Mar-21	116.00	(28,810,949)	-
Put	JPY/AUD	Dec-21	69.50	(25,266,716)	(241)
Put	JPY/AUD	Jan-21	70.00	(22,464,724)	-

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1 - Continued

OPTIONS ON FUTURES							Unrealized
			Number of	Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Contracts	Date	Price	Value	(Depreciation)
Purchased
	Call	Eurodollar	504	Jun-21	$100.00	$126,099,636	$6,307
	Call	Eurodollar	262	Jun-21	99.88	65,489,846	7,379
	Call	1 Year Midcurve on 3 month Sterling Option	173	Dec-21	100.25	29,602,754	-
	Call	1 Year Midcurve on 3 month Sterling Option	173	Dec-21	100.00	29,528,931	5,906
Written
	Call	1 Year Midcurve on 3 month Sterling Option	(346)	Dec-21	$100.13	$(59,131,685)	$(1,477)

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
		Currency Units to				Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
Mar-21	Deutsche Bank	3,027,075,920	JPY	29,193,055	USD	$148,052
Mar-21	Deutsche Bank	30,821,326	USD	23,058,803	GBP	692,135
Mar-21	Deutsche Bank	17,737,692	USD	23,562,631	AUD	(442,323)

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - U.S. Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
358	3 month Sterling	Deutsche Bank	Mar-22	$61,084,151	$21,900
215	Eurodollar	Deutsche Bank	Sep-21	53,762,478	2,856
207	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-22	40,421,005	26,672
162	Eurodollar	Deutsche Bank	Jun-23	40,418,537	17,501
186	5 year US Treasury Notes	Deutsche Bank	Mar-21	23,493,274	34,889
480	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Mar-21	23,215,840	984,439
164	10 year US Treasury Notes	Deutsche Bank	Mar-21	22,594,719	29,201
80	Eurodollar	Deutsche Bank	Dec-21	20,024,166	5,494
144	2 year Euro-Schatz	Deutsche Bank	Aug-21	19,741,334	(12,806)
95	Gold	Deutsche Bank	Feb-21	18,113,660	183,011
95	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-21	17,987,102	4,658
103	3 month Sterling	Deutsche Bank	Sep-21	17,664,275	5,203
46	3 month Euro (EURIBOR)	Deutsche Bank	Sep-22	14,137,951	(145)
823	Sugar No.11 Future	Deutsche Bank	Apr-21	13,541,015	621,350
74	3 month Sterling	Deutsche Bank	Jun-22	12,677,564	4,667
68	Long Gilt Future	Deutsche Bank	Mar-21	12,667,324	68,910
72	3 month Sterling	Deutsche Bank	Sep-22	12,245,954	(711)
91	JPY/USD	Deutsche Bank	Mar-21	11,049,505	81,690
198	Soybeans Future	Deutsche Bank	Dec-21	11,034,847	1,187,248
54	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-21	10,620,462	4,712
113	3 year Australian Treasury Bond	Deutsche Bank	Mar-21	10,200,877	4,590
53	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-22	10,031,029	3,182
52	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-21	9,865,058	4,427
213	Live Cattle Future	Deutsche Bank	Jun-21	9,764,867	341,269
197	Live Cattle Future	Deutsche Bank	Feb-21	9,067,727	142,136

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(263)	Three Month Canadian	Deutsche Bank	Mar-21	$(51,311,359)	$(25,868)
(237)	3 month Sterling	Deutsche Bank	Mar-21	(40,527,717)	(10,668)
(196)	90 Day Bank Accepted	Deutsche Bank	Nov-21	(37,296,357)	(5,311)
(150)	3 month Sterling	Deutsche Bank	Dec-21	(25,553,497)	(17,552)
(499)	Light Sweet Crude Oil	Deutsche Bank	Feb-21	(24,112,022)	(910,870)
(830)	Sugar No.11 Future	Deutsche Bank	Feb-21	(14,332,591)	(640,716)
(44)	3 month Euro (EURIBOR)	Deutsche Bank	Mar-21	(13,499,899)	(659)
(182)	Soybeans Future	Deutsche Bank	Jul-21	(11,847,292)	(2,093,399)
(7)	10 year Japanese Government	Deutsche Bank	Mar-21	(10,630,688)	8,606
(42)	Eurodollar	Deutsche Bank	Sep-21	(10,428,540)	(1,753)
(41)	Eurodollar	Deutsche Bank	Mar-22	(10,199,477)	(3,572)
(194)	Live Cattle Future	Deutsche Bank	Apr-21	(9,243,297)	(411,291)

OPTIONS ON CURRENCY AND COMMODITY						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	XAG/USD	Jul-21	$29.40	$35,318,052	$13,363
	Call	HKD/USD	Jan-21	7.80	30,761,019	1,769
	Call	XAU/USD	Dec-22	1,900.00	20,039,889	119,161
	Call	XAU/USD	Apr-25	1,913.00	16,586,421	113,010
	Call	CNH/USD	Jan-21	7.15	15,380,509	-
	Call	USD/XAU	Jan-21	1,850.00	10,290,754	312,339
	Call	USD/XAU	Dec-21	2,110.00	10,225,725	109,834
	Call	XAU/USD	Aug-21	1,936.50	9,831,084	27,165
	Call	XAU/USD	Aug-22	2,009.00	9,476,304	49,284
	Call	USD/XAU	Feb-21	1,900.00	9,351,948	131,196
	Call	XAU/USD	Apr-25	2,042.36	9,321,517	31,485
	Call	XAU/USD	Dec-22	2,042.36	9,321,517	51,296

OPTIONS ON FUTURES							Unrealized
			Number of	Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Contracts	Date	Price	Value	(Depreciation)
Written	Call	S&P 500 Volatility Index Option	(1,672)	1/21/2021	$60.00	$(10,030,767)	$(29,266)

AUD - Australian Dollar

CNH - Chinese Yuan

EUR - Euro

JPY - Japanese Yen

USD - U.S. Dollar

XAG - Silver

XAU - Gold

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
6	90-Day Bank Bill	Morgan Stanley	Mar-21	$ 4,887,338	$ 834
6	90-Day Bank Bill	Morgan Stanley	Jun-21	4,886,849	161
19	US 2 Year Note	Morgan Stanley	Mar-21	4,205,249	3,675
13	3 month Euro (EURIBOR)	Morgan Stanley	Mar-22	4,056,516	1,114
13	3 month Euro (EURIBOR)	Morgan Stanley	Jun-22	4,056,516	928
13	3 month Euro (EURIBOR)	Morgan Stanley	Sep-22	4,056,112	1,041
13	3 month Euro (EURIBOR)	Morgan Stanley	Dec-22	3,892,989	928
12	3 month Euro (EURIBOR)	Morgan Stanley	Mar-23	3,570,265	807
11	3 month Euro (EURIBOR)	Morgan Stanley	Dec-21	3,408,918	1,090
44	AUD 3 Year Bond Future	Morgan Stanley	Mar-21	3,376,411	1,346
11	3 month Euro (EURIBOR)	Morgan Stanley	Jun-23	3,244,213	436
10	3 month Euro (EURIBOR)	Morgan Stanley	Sep-23	2,918,580	32
12	90 Day Euro Future	Morgan Stanley	Sep-22	2,901,685	515
12	90 Day Euro Future	Morgan Stanley	Dec-21	2,901,394	165
12	90 Day Euro Future	Morgan Stanley	Dec-22	2,900,231	495
11	90 Day Euro Future	Morgan Stanley	Jun-22	2,769,728	727
11	90 Day Euro Future	Morgan Stanley	Sep-23	2,763,068	(1,209)
9	3 month Euro (EURIBOR)	Morgan Stanley	Sep-21	2,757,571	589
11	90 Day Euro Future	Morgan Stanley	Mar-22	2,637,744	747
11	90 Day Euro Future	Morgan Stanley	Jun-23	2,634,573	317
3	90-Day Bank Bill	Morgan Stanley	Sep-21	2,443,180	512
9	90 Day Euro Future	Morgan Stanley	Mar-23	2,239,388	370
17	US 5Yr Note	Morgan Stanley	Mar-21	2,200,230	4,476
8	90 Day Euro Future	Morgan Stanley	Sep-21	2,111,405	284
3	90-Day Bank Bill	Morgan Stanley	Dec-21	2,034,088	50
6	3 month Euro (EURIBOR)	Morgan Stanley	Dec-23	1,945,333	(194)
13	Euro Fx Currency Future	Morgan Stanley	Mar-21	1,933,700	8,615
11	90 Day Sterling Future	Morgan Stanley	Mar-22	1,897,268	763
7	90 Day Euro Future	Morgan Stanley	Dec-23	1,709,256	337
9	90 Day Sterling Future	Morgan Stanley	Jun-22	1,534,753	510
9	90 Day Sterling Future	Morgan Stanley	Sep-22	1,534,600	388
20	AUD/USD Currency Future	Morgan Stanley	Mar-21	1,505,350	39,406
8	90 Day Sterling Future	Morgan Stanley	Dec-22	1,445,592	208
7	90 Day Sterling Future	Morgan Stanley	Dec-21	1,265,730	763
7	90 Day Sterling Future	Morgan Stanley	Mar-23	1,264,339	181
7	90 Day Sterling Future	Morgan Stanley	Jun-23	1,173,550	(23)
7	Euro-BOBL Future	Morgan Stanley	Mar-21	1,134,482	194
8	Short Euro-BTP Future	Morgan Stanley	Mar-21	1,096,987	207
6	90 Day Sterling Future	Morgan Stanley	Sep-23	1,082,798	221
7	Us 10Yr Note	Morgan Stanley	Mar-21	1,021,792	970
12	C$ Currency Future	Morgan Stanley	Mar-21	952,614	(1,887)
4	Euro-Bund Future	Morgan Stanley	Mar-21	802,917	2,111
4	90 Day Sterling Future	Morgan Stanley	Sep-21	723,374	32
4	90 Day Sterling Future	Morgan Stanley	Dec-23	722,290	266
4	S&P 500 E-mini Future	Morgan Stanley	Mar-21	693,519	11,091
6	CAN 10 Yr Bond Future	Morgan Stanley	Mar-21	680,549	2,034
3	Euro-Oat Future	Morgan Stanley	Mar-21	650,032	1,795
4	CHF Currency Future	Morgan Stanley	Mar-21	523,643	842
3	Gold 100 Oz Future	Morgan Stanley	Feb-21	500,306	18,619

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(1)	JPN 10 Year Bond	Morgan Stanley	Mar-21	$ (779,794)	$ 717

AUD - Australian Dollar

BP - British Pound

CAN - Canadian Dollar

CHF - Swiss Franc

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

ALPHAS Managed Accounts Platform XC Limited-Laplace Segregated Portfolio Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
25	Euro Fx Currency Future	Morgan Stanley	Mar-21	$ 3,810,413	$ 16,426
46	New Zealand Dollar Future	Morgan Stanley	Mar-21	3,258,250	48,248
26	CAN 10 Year Bond Future	Morgan Stanley	Mar-21	3,049,811	12,628
22	US 10 Year Note	Morgan Stanley	Mar-21	3,020,500	3,539
24	US 5 Year Note	Morgan Stanley	Mar-21	3,019,910	3,835
17	BP Currency Future	Morgan Stanley	Mar-21	1,431,506	19,738
10	CHF Currency Future	Morgan Stanley	Mar-21	1,416,563	(1,291)
3	Dax Index Future	Morgan Stanley	Mar-21	1,222,013	35,793
16	AUD/USD Currency Future	Morgan Stanley	Mar-21	1,213,350	18,626
7	Japan Yen Currency Future	Morgan Stanley	Mar-21	842,113	5,649
6	Silver Future	Morgan Stanley	Mar-21	755,353	37,007
8	CAC 40 10 Euro Future	Morgan Stanley	Jan-21	538,828	2,074
2	Gold 100 Oz Future	Morgan Stanley	Feb-21	366,320	12,699
6	Coffee ’C’ Future	Morgan Stanley	Mar-21	276,128	12,434
3	C $ Currency Future	Morgan Stanley	Mar-21	233,980	1,038
6	Natural Gas Future	Morgan Stanley	Feb-21	147,100	5,314
2	Soybean Future	Morgan Stanley	Mar-21	116,900	14,188
1	Copper Future	Morgan Stanley	Mar-21	88,565	(590)
1	FTSE 100 Index Future	Morgan Stanley	Mar-21	86,962	990
1	WTI Crude Future	Morgan Stanley	Feb-21	48,010	511
1	Cotton No.2 Future	Morgan Stanley	Mar-21	37,490	1,570
1	Cocoa Future	Morgan Stanley	Mar-21	26,343	(313)
1	Soybean Oil Future	Morgan Stanley	Mar-21	24,372	1,069
46	AUD 10 Year Bond Future	Morgan Stanley	Mar-21	3,505	7,431

Number of					Unrealized
Short			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(1)	Long Gilt Future	Morgan Stanley	Mar-21	$ (185,128)	$ (555)
(2)	Wheat Future	Morgan Stanley	Mar-21	(60,400)	(3,609)
(1)	Sugar #11 World	Morgan Stanley	Mar-21	(16,296)	(1,053)

AUD - Australian Dollar

BP - Brittish Pounds

CAN - Canadian Dollar

CHF - Swiss Franc

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.